Deferred Revenue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Revenue
32	DEFERRED REVENUE
Deferred revenue primarily includes prepaid service fees received from customers and unredeemed point rewards.

	2019	2018
	Million	Million
As of January 1
- Current portion	63,185	84,897
- Non-current portion	4,881	2,888

	68,066	87,785
Additions during the year	256,432	299,383
Recognized in the consolidated statements of comprehensive income	(259,812)	(319,102)

As of December 31	64,686	68,066
Less: Current portion	(57,825)	(63,185)

Non-current portion	6,861	4,881